Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities

($ millions)	2025	2024
Gross deferred income tax assets
Regulatory liabilities	701	659
Tax loss and credit carryforwards	677	629
Employee future benefits	111	123
Other	185	216
	1,674	1,627
Valuation allowance	(25)	(50)
Net deferred income tax asset	1,649	1,577

Gross deferred income tax liabilities
PPE	(6,208)	(5,993)
Regulatory assets	(556)	(432)
Intangible assets	(177)	(172)
	(6,941)	(6,597)
Net deferred income tax liability	(5,292)	(5,020)

Schedule of Components of Income Tax Expense

($ millions)	2025		2024
Canadian
Earnings before income tax expense	565		518

Current income tax	102		154
Deferred income tax	(23)		(87)
Total Canadian	79	(1)	67

Foreign
Earnings before income tax expense	1,789		1,656

Current income tax	39		38
Deferred income tax	275		241
Total Foreign	314		279
Income tax expense	393		346
(1)    Includes $31 million of income tax expense associated with the repatriation of proceeds on the dispositions of FortisTCI, Fortis Belize and Belize Electricity

Schedule of Effective Income Tax Rate Reconciliation

($ millions, except as indicated)	2025		2024
Earnings before income tax expense	2,354		2,174
Canadian federal statutory tax rate	353	15.0%	326	15.0%
Provincial income tax effect (1)	50	2.1%	24	1.1%
Effects of rate-regulated accounting	(47)	(2.0)%	(29)	(1.3)%
Other adjustments	(9)	(0.4)%	(6)	(0.3)%
Foreign tax rate effects
United States
Statutory tax rate difference between United States and Canada	150	6.4%	132	6.1%
Effects of rate-regulated accounting	(61)	(2.6)%	(50)	(2.3)%
Tax credits	(28)	(1.2)%	(34)	(1.6)%
Other foreign jurisdictions	(15)	(0.6)%	(17)	(0.8)%
Income tax expense and effective tax rate	393	16.7%	346	15.9%
(1)    Provincial taxes in British Columbia and Alberta contributed the majority of the tax effect in this category.

Summary of Operating Loss Carryforwards

Income Tax Carryforwards(1)
($ millions)	Expiring Year	2025
Canadian
Non-capital loss	2028-2045	172
Other tax credits and restricted interest and financing expenses(2)	2033-2045	89
		261

Foreign
Federal and state net operating loss(3)	2026-2045	143
Other tax credits	2031-2045	273
		416
Total income tax carryforwards recognized		677
(1)    Income tax carryforwards presented on an after-tax basis
(2)    Indefinite carryforward for restricted interest and financing expenses
(3)    Indefinite carryforward for Federal net operating losses, and for states that have adopted the Federal provisions, effective for tax years beginning after December 31, 2017

Summary of Tax Carryforward Amounts

Income Tax Carryforwards(1)
($ millions)	Expiring Year	2025
Canadian
Non-capital loss	2028-2045	172
Other tax credits and restricted interest and financing expenses(2)	2033-2045	89
		261

Foreign
Federal and state net operating loss(3)	2026-2045	143
Other tax credits	2031-2045	273
		416
Total income tax carryforwards recognized		677
(1)    Income tax carryforwards presented on an after-tax basis
(2)    Indefinite carryforward for restricted interest and financing expenses
(3)    Indefinite carryforward for Federal net operating losses, and for states that have adopted the Federal provisions, effective for tax years beginning after December 31, 2017